Intangible Assets, Net	12 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
11.	Intangible Assets, Net

Intangible assets consist of the following:

	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Land use rights	395,637	395,637	396,107	64,540
Acquired technology	33,893	30,932	33,443	5,449
Software	76,078	75,357	76,183	12,413
Gross carrying value	505,608	501,926	505,733	82,402
Less: Accumulated amortization and impairment loss	(107,143)	(130,101)	(462,008)	(75,278)

Net carrying value	398,465	371,825	43,725	7,124

Amortization expense for the year ended December 31, 2010, the six months ended June 30, 2011, and the years ended June 30, 2012 and 2013 were RMB25.0 million, RMB14.1 million, RMB26.4 million and RMB 17.3 million ($2.6 million), respectively.

For the year ended June 30, 2013, an impairment loss on land use rights of RMB317.2 million ($51.7 million) was recognized. The relevant land parcels were acquired in the time when the Group was engaged in sheep breeding business, which has since ceased after disposal of P3A. Since then, we have explored, apart from finding third-party tenants, long-term viable alternative commercial use of the land parcels, especially with respect to trial plantation of grass varieties. Extensive trial plantation of grass was conducted over the last several years. These trial plantations and their latest results and evaluations completed in late 2012 indicated that it would not be economically viable to carry out large scale commercial plantation on this land. After completion of the trial plantations, the Company engaged a separate and independent professional valuer to evaluate the value of the land. The independent valuation indicated a substantial impairment on the land. The valuation has taken into consideration the results of the trial plantations, as well as other possible alternatives that these land parcels could be used. Without clear visibility as to its cash flow generating capacity in the foreseeable future, the Company determined that it was appropriate to record a full impairment provision of land use rights and related non-current prepayments. (Note 9)

The land use rights have an amortization period of 19 years. Acquired technologies have an amortization period of 5-15 years.

Expected amortization expense on the intangible assets as at June 30, 2013 for each of the next five years and thereafter is as follows:

Year ending June 30	(RMB’000)	(US$’000)

2014	7,013	1,143
2015	5,731	934
2016	4,740	772
2017	3,974	648
2018	3,382	551
Thereafter	18,885	3,076
	43,725	7,124